Income Taxes - Reconciliation of the Federal Statutory Tax Rate to Total Provisions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	1.22%	1.67%	(5.02%)
Federal research credit	(0.24%)	(0.28%)	(1.47%)
Domestic manufacturing deduction	(2.58%)	(2.11%)	(9.98%)
Equity in losses of foreign joint venture	0.13%	0.27%	2.88%
Impairment on investment in foreign joint venture			22.14%
Foreign rate differential	(0.62%)	(1.05%)	(5.04%)
Noncontrolling interests	(1.24%)	(2.81%)	(16.27%)
Tax Reform Act	(10.01%)
Out-of-period correction		(0.22%)	(4.02%)
Other, net	(0.55%)	0.20%	1.97%
Provision for income taxes	21.11%	30.67%	20.19%